Cash, cash equivalents and short-term investments - Summary (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 53,637	$ 67,230	$ 114,448
Gross Unrealized Gains	0	0	3
Gross Unrealized Losses	(9)	(27)	(63)
Fair Value	53,628	67,203	114,388
Cash and money market funds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,601	15,703	43,930
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Fair Value	24,601	15,703	43,930
Corporate debt securities due in one year or less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	21,054	38,053
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(8)	(21)
Fair Value	21,046	38,032
U.S. government securities due In one year or less
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	7,982	13,474
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1)	(6)
Fair Value	7,981	13,468
Cash and cash equivalents
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	24,601	15,703	43,930
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Fair Value	24,601	15,703	43,930
Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,036	51,527	70,518
Gross Unrealized Gains	0	0	3
Gross Unrealized Losses	(9)	(27)	(63)
Fair Value	$ 29,027	$ 51,500	$ 70,458